COMMITMENTS AND CONTINGENCIES - Contractual Obligations and Commercial Commitments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Outstanding letters of credit	$ 13,600
Outstanding purchase commitments, including agreements that are non-cancelable and cancelable	48,300
Uncertain Tax Positions
Gross unrecognized tax benefits	15,507	$ 17,496	$ 18,728	$ 20,137
Unrecognized tax benefits that would impact the annual effective tax rate if recognized	540	$ 829	$ 2,061
Unrecognized tax benefits if recognized, would impact certain deferred tax assets	$ 15,000